John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

September 5, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DGHM Investment Trust (the “Trust”) (File Nos. 811-21958 and 333-137775)

Attn. Filing Desk:

             The Trust is withdrawing its filing made on September 4, 2013 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) (Accession No. 0001209286-13-000386). The filing was intended to be filed pursuant to Rule 485(a).

             Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 14 to the Trust’s Registration Statement under the Securities Act and Amendment No. 16 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”). The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Rule 485(a) filing made by the Trust on July 18, 2013 and making other minor and conforming changes. This Amendment reflects the revisions made in response to SEC comments received on August 26, 2013 and which are contained in a correspondence filing made for the Trust on September 4, 2013.

             Please contact me at (913) 660-0778 regarding the responses contained in this letter.

Sincerely,

/s/ John H. Lively

John H. Lively